Consolidated Financial Position (Parenthetical) (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common Stock, Authorized shares	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Issued shares	814,894,624	814,894,624	814,894,624
Treasury Stock, shares	208,728,065	177,072,282	159,846,131